DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Distribution of deposits
Noninterest bearing	$ 72,936	$ 67,652
NOW, money market, checking	149,123	155,465
Savings	13,039	13,829
CDs less than $100,000	140,495	135,550
CDs more than $100,000	23,159	24,355
Brokered	67,547	37,706
Total deposits	466,299	434,557
Maturities of non-brokered time deposits outstanding
2014	87,574
2015	38,887
2016	32,558
2017	4,077
2018	397
Thereafter	161
Total	$ 163,654